Derivative Instruments - Schedule of Derivative Instruments in Cash Flow Hedging Relationship on Other Comprehensive Loss (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Derivative [Line Items]
Total	$ 2,857	$ (652)
Forward contracts [Member]
Derivative [Line Items]
Total	727
Option contracts [Member]
Derivative [Line Items]
Total	$ 2,130	$ (652)